Note 14 - Stock Based Compensation	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14. Stock Based Compensation

Our board of directors adopted the 2000 Stock Plan on April 20, 2000. The 2000 Stock Plan, as amended, permitted the granting of stock options and restricted stock to employees and directors not to exceed in the aggregate 11,400,000 shares of Common Stock. Such options expire ten years from the date of grant and options are no longer able to be granted under the 2000 Stock Plan. On March 26, 2010, our Board of Directors adopted the 2010 Equity Incentive Plan, or 2010 Plan. The 2010 Plan was amended in May 2013. The 2010 Plan permits the granting of stock options, restricted stock and other stock-based awards to employees and directors not to exceed in the aggregate 5,760,000 shares of Common Stock. Options for our employees under the 2000 Plan and 2010 Plan vest over periods of up to five years, with the majority vesting as follows: one-fifth of the granted options vest one year from the date of grant; the remaining four-fifths vest at a rate of 1/48 per month over the remaining four years of the vesting period. We primarily grant incentive stock options, but occasionally grant nonqualified stock options to key members of management.  We settle stock option exercises with newly issued common shares.

As of December 31, 2014, 2,235,630 and 5,318,990 shares of common stock were reserved for issuance under the 2000 Plan and 2010 Plan, respectively, of which 1,634,924 remain available for grant under the 2010 Plan.  A summary of stock option and restricted stock activity under our stock plans for the years ended December 31, 2014 and 2013, and changes during the years then ended are as follows:

	Stock Options		Warrants		Restricted Stock
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares		Weighted Average Grant Stock Price
Outstanding at December 31, 2012	5,439,335	$7.44	150,000	$11.67	7,047		$10.80
Granted	2,064,837	10.40	-	-	105,812		9.81
Exercised	(912,524)	1.43	-	-	(7,047)	(1)	10.80
Forfeited / Canceled	(162,414)	13.41	-	-	-		-
Outstanding at December 31, 2013	6,429,234	$9.09	150,000	$11.67	105,812		$9.81
Granted	383,436	5.87	-	-	1,340,822		4.65
Exercised	(186,176)	1.09	-	-	(79,134)	(1)	9.18
Forfeited / Canceled	(1,872,322)	11.30	-	-	(4,375)		8.00
Outstanding at December 31, 2014	4,754,172	$8.28	150,000	$11.67	1,363,125		$4.77

Intrinsic value
Shares outstanding	$1,809,000		-		$5,739,000
Shares vested	1,778,000		-

(1) Represents restricted stock vested

The weighted-average grant-date fair value of options granted during the years ended December 31, 2014 and 2013 was $2.92 and $5.17, respectively. The weighted-average grant-date fair value of options vested during the years ended December 31, 2014 and 2013 was $6.06 and $6.15, respectively. The total grant-date fair value of options vested during the years ended December 31, 2014 and 2013 was $2.8 million and $3.8 million, respectively. The weighted-average grant-date fair value of options forfeited in 2014 and 2013 was $5.57 and $6.86, respectively.

The following table summarizes information about stock options outstanding at December 31, 2014:

Options Outstanding and Expected to Vest			Options Exercisable
Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

4,754,172	5.7	$8.28	3,302,102	4.6	$7.52

The total intrinsic value, the amount by which the stock price exceeds the exercise price of the option on the date of exercise, of stock options exercised for the years ended December 31, 2014 and 2013 was $0.9 million and $7.8 million, respectively.

As of December 31, 2014, the total compensation cost related to non-vested options and restricted stock not yet recognized in the consolidated financial statements is approximately $10.0 million, net of estimated forfeitures. The cost is expected to be recognized through December 2018 with a weighted average recognition period of approximately 2.9 years.

The total income tax benefits recognized in the consolidated statements of operations related to stock options for the year ended December 31, 2013 was approximately $0.1 million.